PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 98.6%
Common Stocks
Aerospace & Defense 3.7%
General Dynamics Corp.	19,800	$7,591,716
General Electric Co.	4,900	1,764,343
Howmet Aerospace, Inc.	25,300	7,141,178
L3Harris Technologies, Inc.	24,400	6,760,264
Northrop Grumman Corp.	19,900	10,795,352
RTX Corp.	16,800	3,615,696
Woodward, Inc.	3,600	1,298,700
		38,967,249
Air Freight & Logistics 0.3%
FedEx Corp.	10,800	3,319,920
Automobile Components 0.3%
Adient PLC*	15,300	321,912
Aptiv PLC*	17,800	1,005,166
Dana, Inc.	54,300	1,462,299
Gentherm, Inc.*	9,600	389,568
		3,178,945
Automobiles 1.2%
Ford Motor Co.	22,700	333,236
General Motors Co.	81,800	7,268,748
Tesla, Inc.*	14,700	4,574,787
		12,176,771
Banks 3.5%
Bank of America Corp.	255,900	15,853,005
Citigroup, Inc.	45,900	6,079,455
JPMorgan Chase & Co.	13,181	4,636,944
QCR Holdings, Inc.	3,100	319,145
Truist Financial Corp.	56,400	2,923,776
Wells Fargo & Co.	82,400	7,123,480
		36,935,805
Beverages 0.6%
Monster Beverage Corp.*	61,000	5,879,180
Biotechnology 2.8%
AbbVie, Inc.	46,551	11,681,508
Amgen, Inc.	13,500	5,199,660
Gilead Sciences, Inc.	80,800	10,520,968
Neurocrine Biosciences, Inc.*	1,700	283,560
Oruka Therapeutics, Inc.*	5,600	540,456
Regeneron Pharmaceuticals, Inc.	1,000	762,630
Tenax Therapeutics, Inc.*	35,100	480,870
		29,469,652
Broadline Retail 4.2%
Amazon.com, Inc.*	144,740	39,308,489
eBay, Inc.	4,900	558,649
Macy’s, Inc.	123,000	3,052,860
Pattern Group, Inc. (Class A Stock)*	44,800	1,031,296
		43,951,294

PGIM Quant Solutions Large-Cap Core Fund

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products 0.4%
Carrier Global Corp.	75,100	$4,641,931
Capital Markets 4.6%
Bank of New York Mellon Corp. (The)	74,500	11,646,585
Blackrock, Inc.	3,800	4,143,482
Charles Schwab Corp. (The)	98,800	10,397,712
Goldman Sachs Group, Inc. (The)	6,600	6,721,308
Morgan Stanley	35,000	7,364,700
Northern Trust Corp.	40,000	7,287,600
		47,561,387
Chemicals 0.1%
HB Fuller Co.	7,200	398,160
Sherwin-Williams Co. (The)	1,600	545,360
		943,520
Commercial Services & Supplies 0.0%
Deluxe Corp.	16,500	426,855
Communications Equipment 0.6%
Arista Networks, Inc.*	6,900	1,244,415
Cisco Systems, Inc.	31,382	3,639,998
Extreme Networks, Inc.*	33,000	994,620
		5,879,033
Construction & Engineering 0.1%
AECOM	13,600	984,504
Consumer Finance 0.0%
PROG Holdings, Inc.	10,200	449,004
Consumer Staples Distribution & Retail 1.6%
Albertson’s Cos., Inc. (Class A Stock)	47,600	551,208
Chefs’ Warehouse, Inc. (The)*	8,000	922,800
Costco Wholesale Corp.	5,500	5,235,395
Kroger Co. (The)	33,900	1,957,386
Sysco Corp.	36,200	3,085,688
Target Corp.	37,100	5,360,579
		17,113,056
Diversified Consumer Services 1.3%
ADT, Inc.	1,079,800	8,249,672
Lincoln Educational Services Corp.*	35,700	1,492,974
Perdoceo Education Corp.	123,500	3,928,535
		13,671,181
Diversified Telecommunication Services 2.1%
AT&T, Inc.	222,100	5,163,825
Comcast Corp. (Class A Stock)	213,700	5,120,252
Verizon Communications, Inc.	244,500	11,445,045
		21,729,122
Electric Utilities 1.0%
Duke Energy Corp.	20,900	2,621,487

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
NextEra Energy, Inc.	10,000	$869,200
PG&E Corp.	409,000	7,108,420
		10,599,107
Electrical Equipment 0.6%
GE Vernova, Inc.	2,500	2,475,725
nVent Electric PLC	25,800	3,968,814
		6,444,539
Electronic Equipment, Instruments & Components 1.0%
Amphenol Corp. (Class A Stock)	9,700	1,558,790
Avnet, Inc.	35,700	3,171,588
Flex Ltd.*	35,400	4,026,750
Keysight Technologies, Inc.*	2,200	701,976
TE Connectivity PLC (Switzerland)	5,100	1,049,019
		10,508,123
Energy Equipment & Services 0.3%
Halliburton Co.	10,200	328,950
Helix Energy Solutions Group, Inc.*	88,700	843,537
National Energy Services Reunited Corp.*	84,900	2,288,904
		3,461,391
Entertainment 0.8%
Netflix, Inc.*	4,400	315,524
Walt Disney Co. (The)	83,800	8,060,722
		8,376,246
Financial Services 3.8%
Berkshire Hathaway, Inc. (Class B Stock)*	9,874	5,050,946
Fidelity National Information Services, Inc.	33,300	1,490,841
Fiserv, Inc.*	104,100	5,615,154
Mastercard, Inc. (Class A Stock)	20,800	11,920,480
Radian Group, Inc.	18,000	701,820
Visa, Inc. (Class A Stock)	40,400	14,791,652
		39,570,893
Food Products 0.4%
Archer-Daniels-Midland Co.	14,400	1,141,488
Mondelez International, Inc. (Class A Stock)	52,500	3,271,275
		4,412,763
Ground Transportation 0.8%
CSX Corp.	94,400	4,757,760
Uber Technologies, Inc.*	20,700	1,456,452
Union Pacific Corp.	6,500	1,898,845
		8,113,057
Health Care Equipment & Supplies 0.4%
Abbott Laboratories	18,400	1,944,880
Medtronic PLC	24,000	2,049,360
		3,994,240

PGIM Quant Solutions Large-Cap Core Fund

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 2.4%
Cigna Group (The)	23,500	$6,557,675
CVS Health Corp.	41,000	4,281,630
Elevance Health, Inc.	13,700	5,149,008
McKesson Corp.	600	513,714
UnitedHealth Group, Inc.	19,900	8,246,560
		24,748,587
Health Care REITs 0.0%
Diversified Healthcare Trust	37,400	332,860
Hotel & Resort REITs 0.8%
Apple Hospitality REIT, Inc.	282,000	4,655,820
DiamondRock Hospitality Co.	46,800	619,632
Host Hotels & Resorts, Inc.	101,700	2,555,721
		7,831,173
Hotels, Restaurants & Leisure 0.4%
Chipotle Mexican Grill, Inc.*	22,500	837,450
Marriott International, Inc. (Class A Stock)	3,700	1,379,471
McDonald’s Corp.	1,200	324,768
Navan, Inc. (Class A Stock)*	48,000	1,277,760
Rush Street Interactive, Inc.*	20,300	546,273
		4,365,722
Household Durables 0.1%
Sonos, Inc.*	105,300	1,543,698
Household Products 0.4%
Central Garden & Pet Co. (Class A Stock)*	28,500	1,080,435
Procter & Gamble Co. (The)	21,900	3,164,331
		4,244,766
Industrial REITs 0.3%
Prologis, Inc.	20,000	2,892,200
Insurance 0.7%
American International Group, Inc.	89,400	7,025,052
Interactive Media & Services 6.7%
Alphabet, Inc. (Class A Stock)	85,280	30,370,766
Alphabet, Inc. (Class C Stock)	68,860	24,558,919
Bumble, Inc. (Class A Stock)*	170,500	485,925
Meta Platforms, Inc. (Class A Stock)	25,880	14,407,655
		69,823,265
IT Services 0.9%
Accenture PLC (Class A Stock)	23,000	3,816,160
Cognizant Technology Solutions Corp. (Class A Stock)	93,900	5,197,365
Everforth, Inc.*	18,500	526,140
		9,539,665
Life Sciences Tools & Services 1.2%
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	188,300	1,237,131

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Thermo Fisher Scientific, Inc.	18,900	$10,854,270
West Pharmaceutical Services, Inc.	1,800	613,728
		12,705,129
Machinery 1.7%
Caterpillar, Inc.	11,700	9,533,277
Cummins, Inc.	10,400	6,595,680
Proto Labs, Inc.*	27,300	2,048,865
		18,177,822
Marine Transportation 0.1%
Matson, Inc.	2,800	567,252
Media 0.6%
Charter Communications, Inc. (Class A Stock)*	5,500	797,390
Entravision Communications Corp. (Class A Stock)	28,900	324,258
Versant Media Group, Inc.	147,500	5,308,525
		6,430,173
Metals & Mining 0.4%
Newmont Corp.	14,400	1,349,424
Nucor Corp.	9,200	2,367,068
		3,716,492
Oil, Gas & Consumable Fuels 3.4%
Chevron Corp.	47,200	9,290,376
ConocoPhillips	84,000	10,120,320
ExxonMobil Holdings Corp.	101,000	15,699,440
		35,110,136
Passenger Airlines 0.1%
Allegiant Travel Co.*	6,000	588,480
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	50,100	3,272,031
Eli Lilly & Co.	15,400	17,692,136
Indivior Pharmaceuticals, Inc.*	43,000	1,720,430
Johnson & Johnson	25,958	6,654,333
Pfizer, Inc.	311,300	7,785,613
		37,124,543
Professional Services 0.4%
Clarivate PLC*	829,700	1,642,806
Maximus, Inc.	34,800	2,096,700
		3,739,506
Real Estate Management & Development 0.3%
CBRE Group, Inc. (Class A Stock)*	22,800	3,347,268
Semiconductors & Semiconductor Equipment 17.3%
Advanced Micro Devices, Inc.*	17,100	8,142,165
Analog Devices, Inc.	10,700	3,931,287
Applied Materials, Inc.	31,300	15,890,071
Astera Labs, Inc.*	1,200	373,476
Broadcom, Inc.	63,100	24,563,568

PGIM Quant Solutions Large-Cap Core Fund

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Credo Technology Group Holding Ltd.*	5,000	$1,034,950
Ichor Holdings Ltd.*	4,600	346,242
Intel Corp.*	56,700	5,114,340
KLA Corp.	17,300	3,162,786
Lam Research Corp.	47,100	13,801,242
Marvell Technology, Inc.	3,700	693,972
Micron Technology, Inc.	19,900	16,378,297
NVIDIA Corp.	383,300	76,947,475
NXP Semiconductors NV (Netherlands)	12,600	2,887,416
QUALCOMM, Inc.	13,000	1,918,930
Teradyne, Inc.	4,800	1,764,912
Texas Instruments, Inc.	13,000	3,584,620
Ultra Clean Holdings, Inc.*	9,000	749,790
		181,285,539
Software 8.2%
Autodesk, Inc.*	8,300	1,943,860
Crowdstrike Holdings, Inc. (Class A Stock)*	9,900	1,889,514
Datadog, Inc. (Class A Stock)*	4,100	1,098,677
Fortinet, Inc.*	25,200	4,081,140
Intuit, Inc.	1,800	568,926
Microsoft Corp.	121,484	56,456,045
Nutanix, Inc. (Class A Stock)*	54,900	3,239,649
Oracle Corp.	40,200	5,220,774
Palo Alto Networks, Inc.*	7,500	2,488,725
Salesforce, Inc.	26,600	4,894,932
Zoom Communications, Inc.*	39,000	3,746,730
		85,628,972
Specialized REITs 0.7%
American Tower Corp.	38,400	6,657,024
Iron Mountain, Inc.	7,800	954,096
		7,611,120
Specialty Retail 0.9%
TJX Cos., Inc. (The)	60,000	9,440,400
Technology Hardware, Storage & Peripherals 9.6%
Apple, Inc.	255,280	78,858,545
Dell Technologies, Inc. (Class C Stock)	1,200	486,444
Hewlett Packard Enterprise Co.	106,800	5,115,720
Sandisk Corp.*	4,300	5,223,769
Seagate Technology Holdings PLC	4,600	3,938,198
Western Digital Corp.	11,300	6,156,692
		99,779,368
Tobacco 0.2%
Universal Corp.	38,700	2,039,103
Trading Companies & Distributors 0.6%
W.W. Grainger, Inc.	4,700	6,496,434

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.	7,400	$1,278,054

Total Long-Term Investments (cost $628,206,987)		1,030,171,547

Short-Term Investments 1.5%
Affiliated Mutual Fund 1.4%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $14,167,163)(wb)	14,167,163	14,167,163

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $1,390,616)	3.700%	10/06/26	1,400	1,390,887

Total Short-Term Investments (cost $15,557,779)				15,558,050

TOTAL INVESTMENTS 100.1% (cost $643,764,766)				1,045,729,597
Liabilities in excess of other assets(z) (0.1)%				(732,190)

Net Assets 100.0%				$1,044,997,407

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
42	S&P 500 E-Mini Index	Sep. 2026	$15,790,425	$(223,431)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Quant Solutions Large-Cap Core Fund